Label	Element	Value
MassMutual Select T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Retirement 2030 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	73.50%
MM S&P 500 Index	12.63%
MM Select T. Rowe Price Large Cap Blend	25.01%
MM Select T. Rowe Price Small and Mid Cap Blend	11.24%
MM Select T. Rowe Price International Equity	20.95%
MM Select T. Rowe Price Real Assets	3.67%
Bond Funds	26.50%
MM Select T. Rowe Price Bond Asset	14.40%
T. Rowe Price Dynamic Global Bond	2.40%
MM Select T. Rowe Price U.S. Treasury Long-Term	3.10%
T. Rowe Price Institutional High Yield	0.82%
T. Rowe Price High Yield	0.82%
T. Rowe Price Institutional Floating Rate	0.21%
T. Rowe Price Floating Rate	0.21%
MM Select T. Rowe Price Emerging Markets Bond	2.05%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	2.50%

Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE